Consolidated Statements of Shareholders' Equity - USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Oct. 31, 2017				7,315,605
Balances at Oct. 31, 2017				$ 11,762,021	$ 11,927,501	$ 23,689,522
Share-based compensation, net (in shares)				379,054
Share-based compensation, net				$ 2,054,119	0	2,054,119
Repurchase and retirement of common stock (at cost) (in shares)				(272)
Repurchase and retirement of common stock (at cost)				$ 0	(1,557)	(1,557)
Net income (loss)				$ 0	1,068,753	1,068,753
Balances (in shares) at Oct. 31, 2018				7,694,387
Balances (Accounting Standards Update 2014-09 [Member]) at Oct. 31, 2018	$ 0	$ 61,763	$ 61,763
Balances at Oct. 31, 2018				$ 13,816,140	12,994,697	26,810,837
Share-based compensation, net (in shares)				(235,055)
Share-based compensation, net				$ 37,194	0	37,194
Repurchase and retirement of common stock (at cost) (in shares)				(351)
Repurchase and retirement of common stock (at cost)				$ 0	(1,573)	(1,573)
Net income (loss)				$ 0	(5,669,321)	(5,669,321)
Balances (in shares) at Oct. 31, 2019				7,458,981
Balances (Accounting Standards Update 2018-17 [Member]) at Oct. 31, 2019	$ 6,554	$ (6,554)	$ 0
Balances at Oct. 31, 2019				$ 13,853,334	7,385,566	21,238,900
Share-based compensation, net (in shares)				78,106
Share-based compensation, net				$ 142,242	0	142,242
Net income (loss)				$ 0	(6,121,224)	(6,121,224)
Balances (in shares) at Oct. 31, 2020				7,537,087
Balances at Oct. 31, 2020				$ 14,002,130	$ 1,257,788	$ 15,259,918